Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income
Interest and fees on loans and leases	$ 5,985	$ 5,347	$ 5,163
Interest and dividends on securities	1,029	941	939
Interest on other earning assets	52	39	40
Total interest income	7,066	6,327	6,142
Interest Expense
Interest on deposits	251	233	239
Interest on short-term borrowings	9	4	4
Interest on long-term debt	485	498	525
Total interest expense	745	735	768
Net Interest Income	6,321	5,592	5,374
Provision for credit losses	572	428	251
Net Interest Income After Provision for Credit Losses	5,749	5,164	5,123
Noninterest Income
Insurance income	1,713	1,596	1,643
Service charges on deposits	664	631	632
Mortgage banking income	463	455	395
Investment banking and brokerage fees and commissions	408	398	387
Trust and investment advisory revenues	266	240	221
Bankcard fees and merchant discounts	237	218	207
Checkcard fees	195	174	163
Operating lease income	137	124	95
Income from bank-owned life insurance	123	113	110
FDIC loss share income, net	(142)	(253)	(343)
Other income	362	326	349
Securities gains (losses), net
Gross realized gains	46	41	7
Gross realized losses	0	(40)	(4)
OTTI charges	0	(2)	(23)
Non-credit portion recognized in OCI	0	(2)	17
Total securities gains (losses), net	46	(3)	(3)
Total noninterest income	4,472	4,019	3,856
Noninterest Expense
Personnel expense	3,964	3,469	3,180
Occupancy and equipment expense	786	708	682
Software expense	224	192	174
Outside IT services	186	135	115
Amortization of intangibles	150	105	91
Regulatory charges	145	101	106
Professional services	102	130	139
Loan-related expense	95	150	267
Merger-related and restructuring charges, net	171	165	46
Loss (gain) on early extinguishment of debt	(1)	172	122
Other expense	899	939	930
Total noninterest expense	6,721	6,266	5,852
Earnings
Income (loss) before income taxes	3,500	2,917	3,127
Provision for income taxes	1,058	794	921
Net income	2,442	2,123	2,206
Noncontrolling interests	16	39	75
Dividends on preferred stock	167	148	148
Net income available to common shareholders	$ 2,259	$ 1,936	$ 1,983
Basic EPS (in usd per share)	$ 2.81	$ 2.59	$ 2.76
Diluted EPS (in usd per share)	2.77	2.56	2.72
Cash dividends declared per share (in usd per share)	$ 1.15	$ 1.05	$ 0.95
Basic weighted average shares outstanding	804,680	748,010	718,140
Diluted weighted average shares outstanding	814,916	757,765	728,372